One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

December 12, 2018
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century Capital Portfolios, Inc.	0000908186	November 27, 2018
American Century Investment Trust	0000908406	November 27, 2018
Ariel Investment Trust	0000798365	November 27, 2018
Baron Investment Funds Trust	0000810902	November 29, 2018
BlackRock Funds	0000844779	December 4, 2018
Goldman Sachs Trust	0000822977	November 29, 2018
Guggenheim Funds Trust	0000088525	December 7, 2018
Ivy Funds	0000883622	December 7, 2018
Janus Investment Fund	0000277751	November 29, 2018
Northern Funds	0000916620	December 6, 2018
Oppenheimer Discovery Fund	0000777547	November 26, 2018
Oppenheimer Global Fund	0000074658	November 26, 2018
PIMCO Funds	0000810893	November 28, 2018
Pioneer Strategic Income Fund	0001077452	November 29, 2018
Prudential Jennison Small Company Fund, Inc.	0000318531	November 27, 2018
Rydex Series Funds	0000899148	December 7, 2018
Wells Fargo Funds Trust	0001081400	November 29, 2018

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company